PLAN DESCRIPTION - Payment of Benefits upon Termination (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
PLAN TERMINATION
Minimum account balance for distributions with consent	$ 5,000
Maximum account balance for rollover to individual retirement account	$ 5,000